Goodwill and Intangible Assets - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 800,000	$ 800,000	$ 900,000
Goodwill, Period Increase (Decrease)	$ 0	$ 0